Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Expenses
Research and development		$ 252,000		$ 111,000	$ 1,859,000	$ 2,059,000			$ 1,970,000	$ 5,230,000		$ 2,663,000		$ 9,311,000
General and administrative		1,957,000		908,000	1,103,000	1,440,000			2,011,000	2,915,000		5,788,000		5,485,000
Operating expenses		(2,209,000)		(1,019,000)	(2,962,000)	(3,499,000)			(3,981,000)	(8,145,000)		(8,451,000)		(14,796,000)
Other (Expense) Income:
Foreign exchange		(1,000)		(6,000)	(2,000)	0			(8,000)	11,000		(8,000)		10,000
Interest, net		49,000		2,000	2,000	45,000			4,000	84,000		139,000		137,000
Total Other (Expense) Income		48,000		(4,000)	0	45,000			(4,000)	95,000		131,000		147,000
Net loss for the period		(2,161,000)		(1,023,000)	(2,962,000)	(3,454,000)			(3,985,000)	(8,050,000)		(8,320,000)		(14,649,000)
Computation of basic loss per share
Net loss		(2,161,000)		(1,023,000)	(2,962,000)	(3,454,000)			(3,985,000)	(8,050,000)		(8,320,000)		(14,649,000)
Series A Preferred cash dividend		(2,000)		(2,000)	(2,000)	(2,000)			(4,000)	(4,000)		(8,000)		(8,000)
Series C Preferred stock dividend		(13,000)			(173,000)							(173,000)		(362,000)
Net loss for the period attributable to common stockholders		$ (2,176,000)		$ (1,025,000)	$ (3,137,000)	$ (3,456,000)			$ (4,162,000)	$ (8,416,000)	$ (22,649,572)	$ (8,501,000)	$ (29,316,826)	$ (15,019,000)
Net Loss per share, basic		$ (1.37)		$ (0.24)	$ (63.92)	$ (2.1)			$ (1.37)	$ (5.42)		$ (0.32)		$ (9.27)
Weighted-average shares outstanding, basic		1,586,000		4,337	49,000	1,643			3,027	1,554		26,352		1,620
Diluted loss per share		$ (1.37)		$ (0.24)	$ (63.92)	$ (2.1)			$ (1.37)	$ (5.42)		$ (0.32)		$ (9.27)
Diluted weighted average number of shares		1,586,000		4,337	49,000	1,643			3,027	1,554		26,352		1,620
Preferred Stock Series C [Member]
Computation of basic loss per share
Series C Preferred stock dividend		$ (13,000)			$ (173,000)				$ (173,000)	$ (362,000)		$ (173,000)		$ (362,000)
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Expenses
Research and development	$ 4,926,936		$ 2,823,064				$ 9,508,608	$ 6,412,077			13,335,316		9,402,417
Acquired in-process research and development ("IPR&D")											0		16,217,655
General and administrative	4,949,020		795,660				7,384,371	1,812,401			4,314,176		4,144,648
Operating expenses	(9,875,956)		(3,618,724)				(16,892,979)	(8,224,478)			(17,649,492)		(29,764,720)
Other (Expense) Income:
Employee Retention Tax Credit													334,443
Interest expense			(1,357,458)					(1,612,580)			(4,138,301)		(18,688)
Interest income	29,466		58,040				129,564	64,682			361,632		89,673
Grant income	322,655						575,209				57,627		42,466
Change in fair value of derivative liability			(347,093)					(335,001)			(313,772)
Total Other (Expense) Income	352,121		(1,646,511)				704,773	(1,882,899)			(4,032,814)		447,894
Net loss for the period	(9,523,835)		(5,265,235)				(16,188,206)	(10,107,377)			(21,682,306)		(29,316,826)
Computation of basic loss per share
Net loss	(9,523,835)		(5,265,235)				(16,188,206)	(10,107,377)			(21,682,306)		(29,316,826)
Series A Preferred cash dividend	(2,089)						(4,178)				(2,089)
Deemed dividend on warrant modifications											(965,177)
Net loss for the period attributable to common stockholders	$ (9,525,924)		$ (5,265,235)				$ (16,192,384)	$ (10,107,377)			$ (22,649,572)		$ (29,316,826)
Net Loss per share, basic	$ (0.21)		$ (0.43)				$ (0.36)	$ (0.83)			$ (1.21)		$ (2.47)
Weighted-average shares outstanding, basic	44,555,095		12,178,522				44,983,198	12,176,127			18,662,690		11,889,193
Diluted loss per share	$ (0.21)		$ (0.43)				$ (0.36)	$ (0.83)			$ (1.21)		$ (2.47)
Diluted weighted average number of shares	44,555,095		12,178,522				44,983,198	12,176,127			18,662,690		11,889,193